Share-based compensation expenses - Share Options (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2017	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 USD ($) $ / shares shares
Share-based compensation expenses
Share-based compensation expenses		$ 19,004	¥ 130,659
Cost of revenues
Share-based compensation expenses
Share-based compensation expenses		(105)	(724)
Sales and marketing expenses
Share-based compensation expenses
Share-based compensation expenses		985	6,772
Research and development expenses
Share-based compensation expenses
Share-based compensation expenses		1,954	13,435
General and administrative expenses
Share-based compensation expenses
Share-based compensation expenses		$ 16,170	¥ 111,176
2012 Share Plan of RONG 360
Share-based compensation expenses
Vesting rights (as a percentage)		25.00%	25.00%
Options granted expiration period (in years)		10 years	10 years
2012 Share Plan of RONG 360 | Minimum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition		4 years	4 years
2012 Share Plan of RONG 360 | Maximum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition		7 years	7 years
Global Share Plan
Share-based compensation expenses
Options granted expiration period (in years)		10 years	10 years
Number of shares
Outstanding at the beginning of the period (in shares)		18,640,845	18,640,845
Granted during the year (in shares)		1,940,654	1,940,654
Forfeited during the year (in shares)		(1,122,550)	(1,122,550)
Exercise during the year (in shares)		(759,518)	(759,518)
Outstanding at the end of the period (in shares)		18,699,431	18,699,431		18,640,845
Weighted average exercise prices
Outstanding at the beginning of the period (in dollars per share) | $ / shares		$ 0.21
Granted during the year (in dollars per share) | $ / shares		0.24
Forfeited during the year (in dollars per share) | $ / shares		0.53
Exercise during the year | $ / shares		0.10
Outstanding at the end of the period (in dollars per share) | $ / shares		$ 0.20		$ 0.21
Aggregate intrinsic value and Weighted average remaining contractual years
Aggregate intrinsic value | $		$ 38,480		$ 44,454
Weighted average remaining contractual years		6 years 5 months 1 day	6 years 5 months 1 day		7 years 1 month 21 days
Global Share Plan | Minimum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition		1 year	1 year
Global Share Plan | Maximum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition		7 years	7 years
2017 Share Incentive Plan
Share-based compensation expenses
Share-based compensation expenses | ¥			¥ 96,321
Percentage of maximum number of shares available for issuance	2.00%
Number of shares
Outstanding at the beginning of the period (in shares)		8,285,827	8,285,827
Granted during the year (in shares)		8,014,091	8,014,091
Forfeited during the year (in shares)		(411,325)	(411,325)
Exercise during the year (in shares)		0	0
Outstanding at the end of the period (in shares)		15,888,593	15,888,593		8,285,827
Weighted average exercise prices
Outstanding at the beginning of the period (in dollars per share) | $ / shares		$ 0.01
Granted during the year (in dollars per share) | $ / shares		0.01
Forfeited during the year (in dollars per share) | $ / shares		0.01
Outstanding at the end of the period (in dollars per share) | $ / shares		$ 0.01		$ 0.01
Aggregate intrinsic value and Weighted average remaining contractual years
Aggregate intrinsic value | $		$ 35,644		$ 21,394
Weighted average remaining contractual years		9 years 3 months 7 days	9 years 3 months 7 days		10 years
Employees | 2017 Share Incentive Plan
Share-based compensation expenses
Vesting rights (as a percentage)	25.00%
Vesting rights immediately on vesting commencement date (as a percentage)	25.00%
Non-employees | 2017 Share Incentive Plan
Share-based compensation expenses
Vesting rights (as a percentage)	25.00%
Options granted expiration period (in years)	10 years
Non-employees | 2017 Share Incentive Plan | Minimum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition	1 year
Non-employees | 2017 Share Incentive Plan | Maximum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition	3 years
Predecessor
Share-based compensation expenses
Share-based compensation expenses | ¥					¥ 107,766		¥ 4,817
Predecessor | Cost of revenues
Share-based compensation expenses
Share-based compensation expenses | ¥					4,246
Predecessor | Sales and marketing expenses
Share-based compensation expenses
Share-based compensation expenses | ¥					17,817
Predecessor | Research and development expenses
Share-based compensation expenses
Share-based compensation expenses | ¥					32,104
Predecessor | General and administrative expenses
Share-based compensation expenses
Share-based compensation expenses | ¥					¥ 53,599		¥ 4,817
Predecessor | 2012 Share Plan of RONG 360
Number of shares
Outstanding at the beginning of the period (in shares)		20,480,486	20,480,486		15,857,198		14,084,659
Granted during the year (in shares)					5,370,319		3,130,891
Forfeited during the year (in shares)					(747,031)		(1,358,352)
Outstanding at the end of the period (in shares)					20,480,486		15,857,198	14,084,659
Weighted average exercise prices
Outstanding at the beginning of the period (in dollars per share) | $ / shares		$ 0.31		$ 0.24		$ 0.13
Granted during the year (in dollars per share) | $ / shares				0.52		0.75
Forfeited during the year (in dollars per share) | $ / shares				0.41		0.27
Outstanding at the end of the period (in dollars per share) | $ / shares				$ 0.31		$ 0.24		$ 0.13
Aggregate intrinsic value and Weighted average remaining contractual years
Aggregate intrinsic value | $				$ 103,295		$ 36,826		$ 16,380
Weighted average remaining contractual years					7 years 4 months 6 days		7 years 6 months	8 years 1 month 10 days
Total share-based compensation expense recognized | ¥					¥ 32,149		¥ 0